Intangable Assets, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Year ending December 31,
2019	$ 5,457,673
2020	5,457,405
2021	5,457,213
2022	5,457,213
2023	5,457,213
Thereafter	25,477,281
Total	$ 52,763,998	$ 1,154,197